(12) Intangible Assets (Details) (USD $)	9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2013 Boriquen Container Corporation	Jun. 30, 2012 Boriquen Container Corporation	Jun. 30, 2013 International Surveillance Services Corp	Jun. 30, 2013 International Surveillance Services Corp	Jun. 30, 2013 Patent	Jun. 30, 2013 Patent
Finite-Lived Intangible Assets, Amortization Expense	$ 157,697	$ 515,676	$ 62,546	$ 187,634	$ 1,389	$ 4,167